Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Schedule of Inventories
	December 31, 2016		December 31, 2015
	RMB	US$	RMB
Raw materials	21,463	3,091	16,819
Work-in-progress	1,072	154	1,667
Finished goods	6,796	979	15,483
Consumables and spare parts	602	87	611
Allowance for obsolescence	(4,780)	(688)	(5,006)
	25,153	3,623	29,574